Non-controlling interest (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interests outstanding		$ 0		$ 0
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common shares issued for conversion of notes payable and debentures, shares	22,395,498	22,395,948	619,552
Aya Biosciences, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Non-controlling interest		100.00%	55.65%	100.00%
Remaining interest acquired, value		$ 2,000,000
Aya Biosciences, Inc. [Member] | Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Volume weighted average price per share		$ 0.07
Common shares issued for conversion of notes payable and debentures, shares		580,962